Loss per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	362,349	365,311
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	26,000	26,000
Restricted ordinary shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	10,817	21,635
Share options [member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	53,496	58,596
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	148,323	137,630
Shares committed under ESPP [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	2,263	0
Options To Swap the Shares In GHL Subsidiaries for GHL Class A Ordinary Shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	121,450	121,450